STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of options granted in 2014 and 2013 was determined using the following weighted-average assumptions as of the date of grant.

	2014	2013	2012
Dividend yield	3.15%	3.17%	3.20%
Risk-free interest rate	2.04%	2.00%	1.15%
Expected volatility	22.59%	23.00%	23.62%
Weighted average expected life	8 years	8 years	8 years
Weighted average per share fair value of options	$4.11	$3.63	$3.01

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes stock option activity for the years ended December 31, 2014, 2013 and 2012.

	2014		2013		2012
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at beginning of year	62,550	$16.63	54,630	$15.83	40,330	$14.45
Granted	11,000	24.47	9,950	21.35	15,200	19.28
Exercised	(3,575)	12.85	(900)	12.30	(500)	12.30
Expired	0	0	(1,130)	22.75	0	0
Forfeited	(600)	15.79	0	0	(400)	12.30
Outstanding at year-end	69,375	$18.08	62,550	$16.63	54,630	$15.83
Options exercisable at year-end	46,775	$15.99	39,201	$14.69	29,199	$14.01
Weighted average fair value of options granted during the year	$4.11		$3.63		$3.01

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following is a summary of outstanding and exercisable stock options at December 31, 2014:

	Number	Weighted Average	Number
	Of Shares	Remaining	Of Shares
Exercise Price	Outstanding	Contractual Life	Exercisable
$26.75	1,000	1.00 years	1,000
12.30	12,250	4.62 years	12,250
13.25	10,700	5.62 years	10,700
17.40	9,800	6.62 years	9,800
19.28	14,675	7.53 years	9,709
21.35	9,950	8.61 years	3,316
24.47	11,000	9.63 years	0
Total	69,375	6.98 years	46,775

Schedule of Nonvested Share Activity [Table Text Block]
The following table summarizes information about the Corporation’s nonvested stock option activity for the year ended December 31, 2014:

	Number	Weighted
	Of	Average
Nonvested Options	Options	Price
Nonvested options at January 1, 2014	23,349	$19.90
Granted	11,000	24.47
Vested	(11,649)	19.34
Forfeited	(100)	19.28
Nonvested options at December 31, 2014	22,600	$22.41

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
The following table summarizes restricted stock activity for the year ended December 31, 2014.

		Weighted
	Nonvested	Average
	Number of	Grant Date
Restricted Stock	Shares	Fair Value
Nonvested balance at January 1, 2014	12,700	$19.83
Granted	3,950	24.47
Vested	(3,750)	17.40
Forfeited/expired	0	0.00
Nonvested balance at December 31, 2014	12,900	$21.95